Commitments, Contingencies and Tax Obligation (Details Textual) (USD $)	12 Months Ended		100 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Commitments And Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	$ 71,000	$ 76,000	$ 848,000
Contractual Obligation, Due in Next Twelve Months	30,100		30,100
Accrued Payroll Taxes, Current	185,000		185,000
Additional Payroll Taxes Due		62,000
Accrued Payroll Taxes	81,000	187,000	81,000
Operating Leases, Future Minimum Payments Receivable, Total	8,000		8,000
Minimum [Member]
Commitments And Contingencies Disclosure [Line Items]
Accrued Professional Fees, Current	113,000		113,000
Executive Officer [Member]
Commitments And Contingencies Disclosure [Line Items]
Officers Compensation	$ 990,000	$ 1,086,000	$ 6,082,000